FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments
Schedule of financial assets

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Financial assets included in other receivables	32	32	5
Financial assets at fair value through profit or loss:
Listed equity investments (Note i)	138,674	104,756	16,224

Total	138,706	104,788	16,229

Total Current	138,706	104,788	16,229
Total Non-current	—	—	—

Schedule of financial liabilities

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)	—	8,007	1,240
Financial liabilities at amortized cost:
Trade payables	100	100	15
Financial liabilities in other payables and accruals	3,029	3,248	503
Due to related companies	9,158	5,593	866
Due to the Shareholder	7,149	14,050	2,176
Lease liabilities, current	745	737	114
Lease liabilities, non-current	347	—	—

Total	20,528	31,735	4,914

Total current	20,181	31,735	4,914
Total non-current	347	—	—

Schedule of fair value instrument

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	138,674	—	—	138,674

As of June 30, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	104,756	—	—	104,756

Financial liabilities
Derivative financial liabilities	—	8,007	—	8,007

As of June 30, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	16,224	—	—	16,224

Financial liabilities
Derivative financial liabilities	—	1,240	—	1,240

Schedule of gross carrying amounts

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Audited)	(Audited)	(Audited)	(Audited)
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	2,450	—	—	2,450

Total	2,482	—	—	2,482

June 30, 2021	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	32,538	—	—	32,538

Total	32,570	—	—	32,570

June 30, 2021	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Financial assets included in other receivables
- Normal*	5	—	—	5
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	5,039	—	—	5,039

Total	5,044	—	—	5,044

Summary of maturity

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Financial liabilities in other payables and accruals	—	3,029	—	—	3,029
Due to related companies	—	9,158	—	—	9,158
Due to the Shareholder	—	7,149	—	—	7,149
Lease liabilities	—	753	376	—	1,129

	—	20,189	376	—	20,565

June 30, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	8,007	—	—	—	8,007
Trade payables	—	100	—	—	100
Financial liabilities in other payables and accruals	—	3,248	—	—	3,248
Due to related companies	—	5,593	—	—	5,593
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	751	—	—	751

	8,007	23,742	—	—	31,749

June 30, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	1,240	—	—	—	1,240
Trade payables	—	15	—	—	15
Financial liabilities in other payables and accruals	—	503	—	—	503
Due to related companies	—	866	—	—	866
Due to the Shareholder	—	2,176	—	—	2,176
Lease liabilities	—	116	—	—	116

	1,240	3,676	—	—	4,916

Schedule of stock exchange

		High/low
	June 30, 2021	Six months ended June 30, 2021
		31,085	/
Hong Kong – Hang Seng Index	28,828	27,473

Schedule of fair value of equity investments

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
June 30, 2021	CNY	CNY	CNY

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	104,756	1,048/(1,048)	—

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
June 30, 2021	US$	US$	US$

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	16,224	162/(162)	—